Business Organization, Nature of Operations	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Business Organization, Nature of Operations [Abstract]
BUSINESS ORGANIZATION, NATURE OF OPERATIONS

Note 1 — Business Organization, Nature of Operations

Movano Inc., dba Movano Health (the “Company”, “Movano”, “Movano Health”, “we”, “us” or “our”) was incorporated in Delaware on January 30, 2018 as Maestro Sensors Inc. and changed its name to Movano Inc. on August 3, 2018. The Company is a technology company and is developing a platform to deliver purpose-driven healthcare solutions to bring medical-grade, high-quality data to the forefront of consumer health devices.

The Company’s solutions provide vital health information, including heart rate, heart rate variability (“HRV”), sleep, respiration rate, temperature, blood oxygen saturation (SpO2), steps, and calories as well as glucose and blood pressure data, in a variety of form factors to meet individual style needs and give users actionable feedback to improve their quality of life.

On April 28, 2021, the Company established Movano Ireland Limited, organized under the laws of Ireland, as a wholly owned subsidiary of the Company. Operations and activity at the wholly owned subsidiary were not significant for the three and nine months ended September 30, 2025 and 2024, respectively.

The Company has incurred losses from operations and has generated negative cash flows from operating activities since inception and expects to continue to incur net losses for the foreseeable future. Through September 30, 2025, the Company has relied primarily on the proceeds from equity offerings and a secured $1.5 million loan to finance its operations.

On November 6, 2025, the Company entered into an Agreement and Plan of Merger (the “Merger Agreement”), by and among the Company, Thor Merger Sub Inc., a Delaware corporation and a wholly-owned subsidiary of the Company (“Merger Sub”), and Corvex, Inc., a Delaware corporation (“Corvex”), pursuant to which, among other matters, and subject to the satisfaction or waiver of the conditions set forth in the Merger Agreement, Merger Sub will merge with and into Corvex (the “Merger”), with Corvex continuing as a wholly-owned subsidiary of the Company and the surviving company of the Merger (See Note 13).

Through September 30, 2025, the Company has received gross proceeds of approximately $9.3 million from an at-the-market issuance (ATM) program. The ATM program was terminated in May 2025 upon the expiration of the Company’s Registration Statement on Form S-3 (See Note 8). In connection with entry into the Merger Agreement, (1) the Company raised $3.0 million in equity capital pursuant to the Series A Subscription Agreement (the “Series A Financing”), (2) the Company entered into a $1.0 billion Equity Facility with Chardan Capital Markets LLC (the “Equity Facility”), and (3) Corvex has raised $37.1 million of equity capital in a private placement transaction (the “Corvex Concurrent Financing”) (See Note 13). The Company expects to require additional financing to fund its future planned operations. The Company will likely raise additional capital through the issuance of equity, including through sales under the Equity Facility, borrowings, or strategic alliances with partner companies. However, if such financing is not available at adequate levels, the Company would need to reevaluate its operating plans.

Liquidity and Going Concern

The accompanying condensed consolidated financial statements have been prepared on a going concern basis, which contemplates the realization of assets and the satisfaction of liabilities in the normal course of business. The Company has incurred significant losses and has an accumulated deficit of $160.5 million as of September 30, 2025. The Company anticipates incurring additional losses until such time, if ever, that it can generate significant revenues. The Company’s existence is dependent upon management’s ability to consummate the merger and to raise additional capital. The Company believes that its cash and cash equivalents as of September 30, 2025 with the additional $3.0 million raised in the Series A Financing in November 2025 will not be sufficient to fund its projected operating requirements beyond the first quarter of 2026 without raising further capital or completing the Merger. These circumstances raise substantial doubt about the Company’s ability to continue as a going concern within one year after the date that the financial statements are issued.

The Company will not be able to raise additional capital under the Equity Facility until a Registration Statement on Form S-1 covering the sales thereunder is filed and declared effective by the United States Securities and Exchange Commission (the “SEC”), and adequate additional financing may not be available to the Company on acceptable terms, or at all. If the Company is unable to raise additional capital, it would be forced to delay, reduce, or eliminate its operations. There can be no assurance that the Company’s efforts will result in the resolution of the Company’s liquidity needs. The accompanying condensed consolidated financial statements do not include any adjustments that might result should the Company be unable to continue as a going concern.

Note 1 — Business Organization, Nature of Operations

Movano Inc., dba Movano Health (the “Company”, “Movano”, “Movano Health”, “we”, “us” or “our”), was incorporated in Delaware on January 30, 2018 as Maestro Sensors Inc. and changed its name to Movano Inc. on August 3, 2018. The Company is a technology company and is developing a platform to deliver purpose-driven healthcare solutions to bring medical-grade, high-quality data to the forefront of consumer health devices.

The Company’s solutions provide vital health information, including heart rate, heart rate variability (“HRV”), sleep, respiration rate, temperature, SpO2, steps, and calories as well as glucose and blood pressure data, in a variety of form factors to meet individual style needs and give users actionable feedback to improve their quality of life.

On April 28, 2021, the Company established Movano Ireland Limited, organized under the laws of Ireland, as a wholly owned subsidiary of the Company. Operations and activity at the wholly owned subsidiary were not significant for the years ended December 31, 2024 and 2023, respectively.

The Company has incurred losses from operations and has generated negative cash flows from operating activities since inception. The Company expects to continue to incur net losses for the foreseeable future as it continues the development of its technology. The Company’s ultimate success depends on the outcome of its research and development and commercialization activities, for which it expects to incur additional losses in the future. Through December 31, 2024, the Company has relied primarily on the proceeds from equity offerings to finance its operations. Through December 31, 2024, the Company has received gross proceeds of approximately $7.5 million from an at-the-market issuance program, and an aggregate offering price amount of approximately $42.5 million remains available to be issued. (See Note 7.) The Company expects to require additional financing to fund its future planned operations, including research and development and commercialization of its products. The Company will likely raise additional capital through the issuance of equity, borrowings, or strategic alliances with partner companies. However, if such financing is not available at adequate levels, the Company would need to reevaluate its operating plans.

Liquidity and Going Concern

The accompanying consolidated financial statements have been prepared on a going concern basis, which contemplates the realization of assets and the satisfaction of liabilities in the normal course of business. The Company has incurred significant losses and has an accumulated deficit of $148.1 million as of December 31, 2024. The Company anticipates incurring additional losses until such time, if ever, that it can generate significant sales. The Company’s existence is dependent upon management’s ability to obtain additional funding sources. These circumstances raise substantial doubt about the Company’s ability to continue as a going concern within one year after the date that the financial statements are issued.

Adequate additional financing may not be available to the Company on acceptable terms, or at all. If the Company is unable to raise additional capital and/or enter into strategic alliances when needed or on attractive terms, it would be forced to delay, reduce, or eliminate its product or any commercialization efforts. There can be no assurance that the Company’s efforts will result in the resolution of the Company’s liquidity needs. The accompanying consolidated financial statements do not include any adjustments that might result should the Company be unable to continue as a going concern.